Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)
Components of AOCI consist of the following:

	December 31
In thousands	2012	2011
Unrecognized pension and other post-retirement benefit costs, net of tax	$364	$617
Cumulative translation adjustments	(3,391)	(33,407)
Market value of derivative financial instruments, net of tax	(8,571)	(4,941)
Accumulated other comprehensive income (loss)	$(11,598)	$(37,731)